Annual Fund Operating Expenses	Jan. 31, 2021
Prospectus #1 | Eaton Vance Emerging Markets Debt Fund | Class I
Operating Expenses:
Management Fees	0.65%
Distribution and Service (12b-1) Fees	none
Other Expenses	2.44%	[1]
Total Annual Fund Operating Expenses	3.09%
Expense Reimbursement (1)	(2.23%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.86%
Prospectus #2 | Investor Class
Operating Expenses:
Management Fees	0.99%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.31%	[3]
Total Annual Fund Operating Expenses	1.55%
Prospectus #2 | Class C
Operating Expenses:
Management Fees	0.99%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.31%	[3]
Total Annual Fund Operating Expenses	2.30%
Prospectus #2 | Institutional Class
Operating Expenses:
Management Fees	0.99%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.31%	[3]
Total Annual Fund Operating Expenses	1.30%
Prospectus #2 | Class R6
Operating Expenses:
Management Fees	0.99%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.22%	[3]
Total Annual Fund Operating Expenses	1.21%
Prospectus #3 | Class A
Operating Expenses:
Management Fees	0.40%	[4]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.82%
Expense Reimbursement (1)	(0.07%)	[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.75%
Prospectus #3 | Institutional Class
Operating Expenses:
Management Fees	0.40%	[4]
Distribution and Service (12b-1) Fees	none
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.57%
Expense Reimbursement (1)	(0.07%)	[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.50%
Prospectus #3 | Class R
Operating Expenses:
Management Fees	0.40%	[4]
Distribution and Service (12b-1) Fees	0.50%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	1.07%
Expense Reimbursement (1)	(0.07%)	[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.00%
Prospectus #3 | Class R6
Operating Expenses:
Management Fees	0.40%	[4]
Distribution and Service (12b-1) Fees	none
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.54%
Expense Reimbursement (1)	(0.07%)	[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.47%
Prospectus #4 | Parametric Volatility Risk Premium - Defensive Fund | Institutional Class
Operating Expenses:
Management Fees	0.40%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.07%
Total Annual Fund Operating Expenses	0.47%

[1]	Includes interest expense of 0.01%.
[2]	The investment adviser and administrator has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.85% for Class I shares. This expense reimbursement will continue through May 31, 2022. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.
[3]	Includes borrowing costs of 0.01%.
[4]	The investment adviser and administrator and sub-adviser have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.75% for Class A shares, 0.50% for Institutional Class shares, 1.00% for Class R shares and 0.47% for Class R6 shares. This expense reimbursement will continue through May 31, 2022. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator and sub-adviser during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.